Income Tax - Schedule of Significant Components of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 32,997	$ 27,226
Capitalized research and development expenses	17,279	16,218
Research credits and other state credits	11,962	11,229
Intangible assets	2,024	2,210
Reserve and accruals	2,667	2,843
Valuation allowance	$ (66,929)	$ (59,726)